Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized	2,000,000	2,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	68,124,402	68,122,402
Ordinary shares, shares outstanding	68,124,402	68,122,402